Share-based Payments - Disclosure of reconciliation of restricted shares (Details) - Global Blue Management Incentive Plan - Restricted Shares Award	6 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares outstanding at beginning of period (in shares)	1,951	1,675
Granted during the period	1,559	1,063
Vested during the period	(628)	(961)
Forfeited during the period	(222)	(143)
Number of restricted shares outstanding at end of period (in shares)	2,660	1,634
Weighted average fair value (USD) | $	$ 3.75	$ 4.40